DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				1 Months Ended	4 Months Ended	9 Months Ended
	Nov. 17, 2020 USD ($) $ / shares shares	Nov. 12, 2020 USD ($) $ / shares shares	Nov. 10, 2020 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Jun. 06, 2021 USD ($)	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Cash					$ 13,422,000	$ 12,236,000		$ 26,728,000
ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares					23,156,000
Price per share | $ / shares					$ 10.20
Share price per share | $ / shares					$ 9.20
Proceeds from sale of Private Warrants					$ 10,837,400
Transaction costs						50,000,000
Cash underwriting fees						4,631,200
Deferred underwriting fee payable					8,104,600	8,104,600
Other offering costs						470,813
Cash					603,615	15,158
Investment of cash into Trust Account					$ 236,191,200
Condition for future business combination use of proceeds percentage					80
Condition for future business combination threshold percentage ownership					50
Condition for future business combination threshold net tangible assets					$ 5,000,001
Redemption limit percentage without prior consent					15
Working capital deficit						2,247,947
Franchise and income taxes payable						150,000
Interest income earned from trust account available to pay tax obligations						98,374
Maximum allowed dissolution expenses					$ 100,000
Marketable securities held in Trust Account					236,215,089	$ 236,289,574
Private Placement Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	1,156,000	1,156,000
Price per share | $ / shares	$ 10.00	$ 10.00
Gross proceeds from sale of units		$ 462,400
Price of warrants | $ / shares	$ 1.00
Additional units sold of shares | shares	462,400
Proceeds from sale of Private Warrants					$ 10,375,000
Amount deposited into Trust Account		11,791,200
Aggregate proceeds held in the Trust Account	$ 236,191,200	236,191,200
Public Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Share price per share | $ / shares						$ 9.20
Initial Public Offering | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			22,000,000		22,000,000
Price per share | $ / shares			$ 10.00		$ 10.00
Share price per share | $ / shares			$ 10.20			$ 10.20
Gross proceeds from sale of units			$ 220,000,000
Transaction costs						$ 13,206,613
Cash underwriting fees						4,631,200
Other offering costs						$ 470,813
Threshold minimum aggregate fair market value as a percentage of the assets held in the trust account						80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination						50.00%
Threshold business days for redemption of public shares						10 days
Maximum net interest to pay dissolution expenses						$ 100,000
Minimum net tangible assets upon consummation of business combination						$ 5,000,001
Threshold percentage of public shares subject to redemption without the Company's prior written consent						15.00%
Initial Public Offering | Class A common stock | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering			$ 224,400,000
Private Placement | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Price per share | $ / shares			$ 10.20
Investment of cash into Trust Account			$ 224,400,000
Private Placement | Private Placement Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			10,375,000
Gross proceeds from sale of units			$ 10,375,000
Price of warrants | $ / shares			$ 1.00
Proceeds from sale of Private Warrants			$ 10,375,000		$ 10,375,000
Over-allotment | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	1,156,000
Price per share | $ / shares	$ 10.00
Over-allotment | Private Placement Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Price of warrants | $ / shares	$ 1.00
Proceeds from sale of Private Warrants	$ 462,400	$ 12,022,400
Sponsor | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Transaction costs						$ 35,000,000
Advance received from related party							$ 130,000
Related Party Loans | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Maximum loans convertible into warrants					$ 1,500,000	1,500,000
Related Party Loans | Sponsor | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Price of warrants | $ / shares				$ 1.00
Promissory notes, outstanding balance						$ 0
Maximum loans convertible into warrants				$ 1,500,000